INVESTMENT COMMITMENTS (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Feb. 28, 2023
Investment Commitments
Generation Estimated investment		$ 500
Investment in power		186
Investments		$ 83
Oil and Gas investment commitment	$ 217